Basic and Diluted Net Loss Per Share	6 Months Ended
Jun. 30, 2023
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 9:- BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Six months ended June 30,
	2022	2023
	Unaudited
Numerator:
Net loss	$27,743	$16,880
Denominator:
Weighted-average shares used in computing net loss per Ordinary share, basic and diluted	58,023,875	69,262,381

Net loss per Ordinary share, basic and diluted	$0.48	$0.24

For the six months ended June 30, 2022 and 2023, all outstanding options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive. As of June 30, 2022, and 2023 the total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 27,571,715 and 30,556,667, respectively.